UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     MARCH 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        PENN DAVIS MCFARLAND, INC.
Address:     2626 COLE AVE.
             SUITE 504
             DALLAS, TEXAS 75204

Form 13F File Number: 28-05623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        JOHN S. MCFARLAND
Title:       PRESIDENT
Phone:       214-871-2772

Signature, Place, and Date of Signing:

JOHN S. MCFARLAND                       DALLAS, TEXAS                  5/3/2012
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               34
Form 13F Information Table Value Total:         $408,813,000
List of Other Included Managers:
NONE

PUT/ INVSTMT            -----VOTING AUTHORITY-----                                                             VALUE    SHARES/ SH/
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN
CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
  SANDISK CORP. CONVERTIBLE      CONV BOND        80004CAC5      499   500000 PRN      SOLE                 500000        0        0
  APPLE INC.                     COM              037833100      387      645 SH       SOLE                    645        0        0
  BARRICK GOLD CORP.             COM              067901108    25551   587651 SH       SOLE                 587651        0        0
  AECOM TECHNOLOGY CORP          COM              00766T100    11186   500055 SH       SOLE                 500055        0        0
  ACCENTURE PLC                  COM              G1151C101    16553   256638 SH       SOLE                 256638        0        0
  APACHE CORP                    COM              037411105    18986   189025 SH       SOLE                 189025        0        0
  CHINACAST EDUCATION CORP.      COM              16946T109     3870   912690 SH       SOLE                 912690        0        0
  CHINAEDU CORP ADR              COM              16945L107     2260   307534 SH       SOLE                 307534        0        0
  CHECK POINT SOFTWARE TECH      COM              M22465104    14379   225230 SH       SOLE                 225230        0        0
  CISCO SYSTEMS, INC.            COM              17275R102    18076   854676 SH       SOLE                 854676        0        0
  CONVERSION SOL HLDGS.          COM              21254V100        0    12000 SH       SOLE                  12000        0        0
  CHEVRON CORP.                  COM              166764100     1103    10285 SH       SOLE                  10285        0        0
  DISH NETWORK CORP              COM              25470M109     1668    50650 SH       SOLE                  50650        0        0
  ENTERPRISE PRODUCTS PRTNS      COM              293792107    34399   681583 PRN      SOLE                 681583        0        0
  WISDOMTREE INDIA EARNINGS FU D COM              97717W422     2202   114217 SH       SOLE                 114217        0        0
  ENERGYSOLUTIONS INC            COM              292756202     4889   997690 SH       SOLE                 997690        0        0
  ENERGY TRANSFER EQUITY L P     COM              29273V100    19062   473010 PRN      SOLE                 473010        0        0
  GOLDCORP INC                   COM              380956409    12698   281802 SH       SOLE                 281802        0        0
  GOOGLE INC                     COM              38259P508    20198    31499 SH       SOLE                  31499        0        0
  HONEYWELL INTL INC             COM              438516106     1065    17449 SH       SOLE                  17449        0        0
  THE MOSAIC COMPANY             COM              61945C103     7200   130230 SH       SOLE                 130230        0        0
  MICROSOFT CORPORATION          COM              594918104    18469   572590 SH       SOLE                 572590        0        0
  NOBLE ENERGY INC               COM              655044105    20238   206970 SH       SOLE                 206970        0        0
  ORACLE CORP                    COM              68389X105    13452   461300 SH       SOLE                 461300        0        0
  PENTAIR, INC                   COM              709631105    12280   257920 SH       SOLE                 257920        0        0
  QUALCOMM INC                   COM              747525103    57373   842975 SH       SOLE                 842975        0        0
  ECHOSTAR HOLDING CORP          COM              278768106      320    11360 SH       SOLE                  11360        0        0
  SABINE ROYALTY TRUST           COM              785688102      271     4500 PRN      SOLE                   4500        0        0
  SOUTHWESTERN ENERGY            COM              845467109    11157   364612 SH       SOLE                 364612        0        0
  SYNGENTA AG ADR                COM              87160A100    19033   276515 SH       SOLE                 276515        0        0
  TEVA PHARMACEUTICAL ADR        COM              881624209    13759   305340 SH       SOLE                 305340        0        0
  UNILEVER PLC ADR               COM              904767704     7774   235215 SH       SOLE                 235215        0        0
  WINNER MEDICAL GROUP INC.      COM              97476P204     1566   460617 SH       SOLE                 460617        0        0
  EXXON MOBIL CORP               COM              30231G102    16890   194737 SH       SOLE                 194737        0        0

S REPORT SUMMARY             34     DATA RECORDS          408813                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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